Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ 1,474	$ (2,193)	$ (7,130)	$ (11,387)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4	6	22	121
Amortization of intangible assets			0	33
Impairment of long-lived assets			36	777
Gain on extinguishment of debt, net	(24)		(429)
Gain on disposal of assets, net				(33)
Stock-based compensation	15	72	184	766
Bad debt expense	(70)	(347)	114	395
Provision for inventory excess and obsolescence		(45)	359	335
Deferred income tax	(4)	1	6	28
Amortization of deferred interest			103
Gain on changes in fair value of liability warrants	(3,661)	(21)	(52)	(3,878)
Deferred offering costs			(21)
Other noncash items	(9)	1	(7)	17
Change in operating assets and liabilities:
Accounts and other receivables	321	440	560	125
Inventory	(72)	320	922	(465)
Prepaid expenses and other current assets	(66)	(47)	(11)	(172)
Accounts payable and accrued liabilities	(27)	(259)	820	(3,457)
Debt			97
Warranty liability				(182)
Other				17
Net cash used in operating activities	(2,119)	(2,072)	(4,427)	(16,960)
Cash flows from investing activities:
Capital expenditures				(43)
Proceeds from sale of capital assets				33
Cash used in investing activities:				(10)
Cash flows from financing activities:
Proceeds from sale and issuance of securities, net	4,758			13,438
Proceeds from issuance of convertible notes payable, net			653
Proceeds from warrants exercised			24	4,136
Net cash provided by financing activities	3,947		677	17,574
Effect of currency exchange rate changes on cash and cash equivalents	(6)	(8)	(16)
Net change in cash, cash equivalents and restricted cash	1,822	(2,080)	(3,766)	604
Cash, cash equivalents and restricted cash at beginning of year	793	4,559	4,559	3,955
Cash, cash equivalents and restricted cash at end of year	2,615	2,479	793	4,559
Supplemental disclosure:
Cash paid for income taxes	$ 154	$ 8	$ 12	$ 10